FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 9) - Derivatives [member] $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 304,159	$ 101,930	$ 305,862	$ 101,930
Fair value	$ (1,769)	$ (593)	$ (5,170)	$ (1,723)